Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating expenses:
Selling, general, and administrative expenses	$ 2,364,934	$ 1,205,354
Total operating expenses	2,364,934	1,205,354
Operating loss	(2,364,934)	(1,205,354)
Other expenses:
Gain on settlement of accounts payable	4,000
Interest expense	(26,548)	(42,082)
Total other expenses	(22,548)	(42,082)
Loss before provision for income taxes	(2,387,482)	(1,247,436)
Provision for income taxes
Net loss from continuing operations	(2,387,482)	(1,247,436)
Net loss from discontinued operations	(317,123)	(104,595)
Consolidated net loss	(2,704,605)	(1,352,031)
Less: Net loss attributable to non-controlling interest		(20,089)
Net loss attributable to KiNRG, Inc.	$ (2,704,605)	$ (1,331,942)
Net loss per common share from continuing operations, basic	$ (0.043)	$ (0.024)
Net loss per common share from continuing operations, diluted	(0.043)	(0.024)
Net loss per common share from discontinued operations, basic	(0.006)	(0.002)
Net loss per common share from discontinued operations, diluted	(0.006)	(0.002)
Net loss per common share, basic	(0.049)	(0.026)
Net loss per common share, diluted	$ (0.049)	$ (0.026)
Weighted-average number of common shares outstanding, basic	54,832,811	51,190,679
Weighted-average number of common shares outstanding, diluted	54,832,811	51,190,679